Share-Based Compensation (Details) ¥ in Thousands					12 Months Ended
	Apr. 21, 2022 $ / shares	Oct. 13, 2020 $ / shares shares	Sep. 01, 2020 shares	Sep. 19, 2019 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥)
Share-Based Compensation (Details) [Line Items]
Exercise price per share (in Dollars per share)	$ 0.002	$ 0.0001
Percenatge of award options			50.00%
Aggregated grant fair value (in Yuan Renminbi) | ¥					¥ 98,430	¥ 275,402		¥ 575,788
2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Granted share (in Shares) | shares		191,062	1,843,899	13,870,231
SPAC Transaction, description						the SPAC Transaction, the Company adopted the 2020 Plan on November 17, 2020 (the “Replacement Date”), which is also the effective date of the SAPC Transaction to assume and replace the 2019 Plan. The Company rolled over options granted under the 2019 Plan with nearly the same terms. One option granted under the 2019 Plan was assumed and replaced by 0.4783 option under the 2020 Plan and the exercise price of the options was increased from $0.0001 per share to $0.00021 (0.0001 divided by 0.4783) per share (from $0.002 per share to $0.00418 retrospectively restated for effect of share consolidation on April 21, 2022).
April 21 2022 [Member]
Share-Based Compensation (Details) [Line Items]
Granted share (in Shares) | shares		9,553	92,195	693,512
2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Closing stock price (in Dollars per share)							$ 0.69
Unrecognized compensation cost related to unvested share options (in Yuan Renminbi) | ¥						¥ 52,221	$ 52,221
Weighted average period						1 year 5 months 12 days
Earn-out compensation from SPAC transaction description						In connection with SPAC Transaction, 4,000,000 Earnout Shares (200,000 of its earnout shares retrospectively restated for effect of share consolidation on April 21, 2022) were granted to certain shareholders of Ucommune Group as disclosed in Note 1 (b).
Second Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percenatge of award options			20.00%
Forecast [Member]
Share-Based Compensation (Details) [Line Items]
Closing stock price (in Dollars per share)	$ 13.8
Type 2 [Member]
Share-Based Compensation (Details) [Line Items]
Percenatge of award options					50.00%
Percentage of options vested					50.00%
Type 3 [Member] | IPO [Member]
Share-Based Compensation (Details) [Line Items]
Percenatge of award options			100.00%
Type 3 [Member] | First Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percenatge of award options					30.00%
Type 3 [Member] | Second Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested					20.00%
Type 4 [Member]
Share-Based Compensation (Details) [Line Items]
Percenatge of award options					50.00%
Type 4 [Member] | Second Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested					30.00%
Type 4 [Member] | Third Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested					20.00%
First Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percenatge of award options			30.00%